BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Shares/ Units		Value
	COMMON STOCK (97.7%) CANADA (9.2%)
	CONSUMER CYCLICAL
681,429	Alimentation Couche-Tard, Inc.	$30,447,167
	FINANCIALS
2,319,077	Brookfield Asset Management, Inc. (Class A)	115,084,468
	TECHNOLOGY
43,632	Constellation Software, Inc.	74,231,649
	Total Canada	219,763,284

	CAYMAN ISLANDS (4.1%) COMMUNICATIONS
3,274,175	JD.com, Inc. (Class A)	97,497,028
	Total Cayman Islands	97,497,028

	FRANCE (16.3%) CONSUMER CYCLICAL
69,784	LVMH Moet Hennessy Louis Vuitton SE	48,447,251
	CONSUMER NON-CYCLICAL
111,131	L'Oreal S.A.	41,894,256
104,127	Sartorius Stedim Biotech	41,698,039
1,167,259	Worldline S.A.[1,2]	51,573,467
		135,165,762
	INDUSTRIALS
885,746	Safran S.A.	97,408,881
395,278	Schneider Electric SE	54,719,087
410,088	Thales S.A.	50,883,779
		203,011,747
	Total France	386,624,760

	GERMANY (3.8%) CONSUMER NON-CYCLICAL
351,790	Bayer AG	20,461,089
	TECHNOLOGY
746,357	SAP SE	69,042,566
	Total Germany	89,503,655

	HONG KONG (5.7%) FINANCIALS
10,636,935	AIA Group, Ltd.	107,357,892
599,449	Hong Kong Exchanges & Clearing, Ltd.	27,532,793
	Total Hong Kong	134,890,685

	IRELAND (5.5%) INDUSTRIALS
2,473,686	CRH, Plc.	94,583,747

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	IRELAND (continued)
	TECHNOLOGY
119,433	Accenture, Plc. (Class A)	$36,577,551
	Total Ireland	131,161,298

	ITALY (1.0%)
	CONSUMER NON-CYCLICAL
2,548,248	Nexi SpA[1,2]	23,205,073
	Total Italy	23,205,073

	JAPAN (7.5%)
	CONSUMER CYCLICAL
10,710	Nintendo Co., Ltd	4,818,015
	CONSUMER NON-CYCLICAL
1,855,080	Olympus Corp.	39,334,016
	INDUSTRIALS
184,944	Keyence Corp.	73,429,961
	TECHNOLOGY
369,915	Obic Co., Ltd.	59,046,508
	Total Japan	176,628,500

	JERSEY (3.2%)
	CONSUMER NON-CYCLICAL
930,900	Clarivate, Plc.[1]	13,488,741
1,741,264	Experian, Plc	61,009,842
	Total Jersey	74,498,583

	LUXEMBOURG (1.0%)
	COMMUNICATIONS
59,969	Spotify Technology S.A.[1]	6,777,696
	CONSUMER NON-CYCLICAL
222,323	Eurofins Scientific SE	17,290,665
	Total Luxembourg	24,068,361

	NETHERLANDS (6.0%)
	CONSUMER CYCLICAL
1,376,280	Universal Music Group NV	31,200,272
	CONSUMER NON-CYCLICAL
20,957	Adyen NV1,2	37,728,598
111,206	Heineken NV	10,933,665
		48,662,263
	TECHNOLOGY
108,708	ASML Holding NV	62,293,742
	Total Netherlands	142,156,277

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	SPAIN (4.3%)
	CONSUMER NON-CYCLICAL
1,000,418	Amadeus IT Group S.A.[1]	$58,259,540
2,879,201	Grifols S.A.[1]	41,926,676
	Total Spain	100,186,216

	SWEDEN (3.2%)
	INDUSTRIALS
1,681,173	Assa Abloy AB (Class B)	39,604,319
3,117,440	Hexagon AB (Class B)	36,771,816
	Total Sweden	76,376,135

	SWITZERLAND (9.5%)
	CONSUMER NON-CYCLICAL
1,128,762	Alcon, Inc.	88,802,743
100,287	Sonova Holding AG	36,186,045
		124,988,788
	FINANCIALS
76,420	Partners Group Holding AG	83,272,129
	INDUSTRIALS
80,999	Sika AG	20,055,304
	Total Switzerland	228,316,221

	TAIWAN (1.6%)
	TECHNOLOGY
209,420	MediaTek, Inc.	4,795,814
385,540	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,112,579
	Total Taiwan	38,908,393

	UNITED KINGDOM (4.5%)
	FINANCIALS
498,928	London Stock Exchange Group, Plc.	48,691,481
30,636,845	Melrose Industries, Plc.	60,374,909
	Total United Kingdom	109,066,390

	UNITED STATES (11.3%)
	CONSUMER CYCLICAL
104,171	Lululemon Athletica, Inc.[1]	32,346,137
	CONSUMER NON-CYCLICAL
602,325	PerkinElmer, Inc.	92,258,120
107,234	S&P Global, Inc.	40,419,712
		132,677,832

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	TECHNOLOGY
997,808	Fidelity National Information Services, Inc.	$101,936,065
	Total United States	266,960,034

	Total Common Stock
	(Cost $2,281,327,204)	2,319,810,893

	REGISTERED INVESTMENT COMPANIES (0.9%)
	UNITED STATES (0.9%)
21,100,000	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio, Institutional Share Class	21,100,000
	Total United States	21,100,000

	Total Registered Investment Companies (Cost $21,100,000)	21,100,000

TOTAL INVESTMENTS (Cost $2,302,427,204)[3]	98.6%	$2,340,910,893
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%	32,816,722
NET ASSETS	100.00%	$2,373,727,615

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2022 was $112,507,138 or 4.7% of net assets.
[3]	The aggregate cost for federal income tax purposes is $2,302,427,204, the aggregate gross unrealized appreciation is $295,323,007 and the aggregate gross unrealized depreciation is $256,839,318, resulting in net unrealized appreciation of $38,483,689.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2022

Common Stock:
Canada	$219,763,284	$–	$–	$219,763,284
Cayman Islands	–	97,497,028	–	97,497,028
France	–	386,624,760	–	386,624,760
Germany	–	89,503,655	–	89,503,655
Hong Kong	–	134,890,685	–	134,890,685
Ireland	36,577,551	94,583,747	–	131,161,298
Italy	–	23,205,073	–	23,205,073
Japan	–	176,628,500	–	176,628,500
Jersey	13,488,741	61,009,842	–	74,498,583
Luxembourg	6,777,696	17,290,665	–	24,068,361
Netherlands	–	142,156,277	–	142,156,277
Spain	–	100,186,216	–	100,186,216
Sweden	–	76,376,135	–	76,376,135
Switzerland	–	228,316,221	–	228,316,221
Taiwan	34,112,579	4,795,814	–	38,908,393
United Kingdom	–	109,066,390	–	109,066,390
United States	266,960,034	–	–	266,960,034
Exchange-Traded Funds:
United States	21,100,000	–	–	21,100,000
Investments, at value	$598,779,885	$1,742,131,008	$–	$2,340,910,893

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.